Note 4 - Leases (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Lease, Cost [Table Text Block]
Twelve Months Ended March 31, 2020
Finance lease – amortization of ROU asset	$49,640
Finance lease – interest on lease liability	4,806
Operating lease expense	36,936
$91,382

Schedule of Balance Sheet Information Related to Operating Leases [Table Text Block]
	March 31, 20 20	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$51,535	Other assets
Finance lease right-of-use asset	$507,812	Property, plant & equipment
Total right-of-use assets	$559,347

Liabilities
Operating lease liability, current	$47,431	Accrued expenses
Finance lease liability, current	100,728	Current portion of finance lease
Operating lease liability, non-current	4,104	Other non-current liabilities
Finance lease liability, non-current	368,248	Other non-current liabilities
Total lease liabilities	$520,511

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating Leases	Finance Leases
Fiscal 2021	49,536	108,888
Fiscal 2022	4,128	108,888
Fiscal 2023	—	108,888
Fiscal 2024	—	108,888
Fiscal 2025	—	54,444
Total undiscounted lease payments	$53,664	$489,996
Less: imputed interest	(2,129)	(21,020)
Present value of lease liability	$51,535	$468,976